Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	30.00%	30.00%		30.00%
Difference between accounting and tax expenses, net	109.20%	18.70%		18.70%
Non-taxable sale of equity securities and fixed assets	(13.40%)	(4.60%)		(15.00%)
Difference between book and tax inflation	38.10%	19.50%		31.20%
Differences in the income tax rates in the countries where CEMEX operates	(31.90%)	(16.00%)		(21.90%)
Changes in deferred tax assets	(59.80%)	(15.60%)		(39.80%)
Changes in provisions for uncertain tax positions	(5.20%)	(1.80%)		0.30%
Others	(3.00%)	1.00%		(1.10%)
Effective consolidated income tax expense rate	64.00%	31.20%		2.40%
Mexican statutory tax rate	$ 76	$ 215		$ 198
Difference between accounting and tax expenses, net	277	134		124
Non-taxable sale of equity securities and fixed assets	(34)	(33)		(99)
Difference between book and tax inflation	96	140		206
Differences in the income tax rates in the countries where CEMEX operates	(81)	(115)		(145)
Changes in deferred tax assets	(151)	(112)		(263)
Changes in provisions for uncertain tax positions	(13)	(13)		2
Others	(8)	8		(7)
Effective consolidated income tax expense rate	$ 162	$ 224	[1]	$ 16	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.